Equity (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Shareholders' equity
Number of shares outstanding	16,236,573,942	16,236,573,942
Issued capital	€ 8,118	€ 8,118
Notional amount	€ 8,118	€ 8,118